INCOME TAXES (Schedule of Reconciliation of Income Taxes Computed at Statutory Rate) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income taxes computed at statutory rate
Tax benefit at statutory rate					$ 1,500,068	$ 1,124,511
Valuation allowance					(1,500,068)	(1,124,511)
Income tax expense (benefit)